(John Hancock High Yield Municipal Bond Fund)
Investment objective
To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 17 to 18 of the prospectus under "Sales charge reductions and waivers" or pages 132 to 136 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%)(fees paid directly from your investment)
Shareholder Fees - (John Hancock High Yield Municipal Bond Fund) - USD ($)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	$ 20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock High Yield Municipal Bond Fund)		Class A	Class B	Class C
Management fee		0.57%	0.57%	0.57%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.16%	0.16%	0.16%
Total annual fund operating expenses		0.98%	1.73%	1.73%
Contractual expense reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses after expense reimbursements		0.88%	1.63%	1.63%
[1]	The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. This agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (John Hancock High Yield Municipal Bond Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	486	690	911	1,545
Class B	666	835	1,129	1,834
Class C	266	535	929	2,033

Not Sold
Expense Example, No Redemption - (John Hancock High Yield Municipal Bond Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class B	166	535	929	1,834
Class C	166	535	929	2,033

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds. The manager normally invests primarily in medium- and lower-quality municipal securities rated A and below by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Services (S&P), and Fitch Ratings, Inc. (Fitch), or their unrated equivalents. The fund may buy bonds of any maturity.

However, the fund will not invest more than 5% of its total assets in securities rated lower than B. The fund's investment policies are based on credit ratings at the time of purchase. Bonds that are rated at or below BB by S&P or Fitch or Ba by Moody's are considered junk bonds. Municipal bonds may be subject to the alternative minimum tax (AMT) and income may not be entirely tax-free to all investors.

The fund is non-diversified and may invest more than 5% of its net assets in securities of any given issuer. The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions to reduce risk and/or enhance investment returns. Derivatives may include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating-rate securities.

The manager looks for undervalued bonds, based on both broad and security-specific factors such as issuer creditworthiness, bond structure, and general credit trends, and uses detailed analysis of an appropriate index to model portfolio performance and composition. The fund does not intend to engage in frequent trading.

In general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), which tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the potential effect of falling interest rates on the fund's yield.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in short-term interest rates could cause high volatility in fixed-income markets to continue. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: futures contracts; inverse floating-rate securities; and options. Futures contracts and options generally are subject to counterparty risk.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact their price or salability. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may result in increased volatility or liquidity risk.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Municipal bond risk. Municipal bond prices can decline if the issuer's credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. Municipal bond income could become taxable in the future.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

State/region risk. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Puerto Rican municipal obligations, in which the fund may invest, may be subject to further devaluation due to adverse political, economic, and market conditions.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays High Yield Municipal Bond Index shows how the fund's performance compares with the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective February 3, 2014.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the six months ended June 30, 2015, was –0.34%. Best quarter: Q3 '09, 11.22% Worst quarter: Q4 '08, –10.74%
Average annual total returns (%)— as of 12/31/14
Average Annual Total Returns - (John Hancock High Yield Municipal Bond Fund)	1 Year	5 Years	10 Years
Class A	8.10%	4.96%	4.34%
Class A | after tax on distributions	8.10%	4.95%	4.32%
Class A | after tax on distributions, with sale	6.71%	4.88%	4.39%
Class B	6.74%	4.70%	4.14%
Class C	10.74%	5.04%	3.98%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%
Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	13.84%	8.40%	5.47%